TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2024
TRADE AND OTHER PAYABLES
Schedule of trade and other payables

	2023	2024
Trade payables	18,608	15,336
Other payables	441	454
Total trade and other payables	19,049	15,790

Schedule of trade payables

	2023	2024
Related parties
Radio frequency usage charges, concession fees, and Universal Service Obligation (“USO”) charges	2,399	2,631
Purchases of equipments, materials, and services	430	382
Payables to other telecommunication providers	161	248
Sub-total	2,990	3,261
Third parties
Purchases of equipments, materials, and services	12,742	9,725
Payables to other telecommunication providers	2,876	2,350
Sub-total	15,618	12,075
Total	18,608	15,336

Schedule of trade payables by currency

	2023	2024
Rupiah	15,929	13,217
U.S. Dollar	2,537	2,059
Others	142	60
Total	18,608	15,336

Schedule of supplier finance arrangements

	2023	2024
Liabilities under supplier finance arrangement	257	475
Total amount of which the supplier has received payment from finance provider	257	473
Range of payment due dates	1-3 month	1-3 month